Employee future benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined contribution pension plans
Matching contribution to employees' 5% contribution (in percent)	100.00%	100.00%
Defined benefit pension expense	$ 7.0	$ 3.0	$ 2.0
Obligation for defined benefit pension plans	11.0	15.0	9.0
Pension plans
Defined contribution pension plans
Defined benefit pension expense	1.0	1.0	1.0
TELUS Corporation (parent) | Pension plans
Defined contribution pension plans
Defined benefit pension expense	$ 1.0	$ 0.0	$ 0.0